RECENT ACCOUNTING PRONOUNCEMENTS Condensed Consolidated Income Statement (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage charter revenues	$ 690,901	$ 518,156	$ 502,284
Voyage expenses and commission	377,772	259,334	161,641
Net income (loss)	(8,398)	(264,322)	117,514
Net (loss) income	$ 82,711	$ (196,271)	$ 177,481
Basic and diluted earnings per share attributable to the Company (in dollars per share)	$ (0.05)	$ (1.56)	$ 0.75
Adjustments for ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage charter revenues	$ (11,548)
Voyage expenses and commission	(2,698)
Net income (loss)	(8,850)
Net (loss) income	$ (8,850)
Basic and diluted earnings per share attributable to the Company (in dollars per share)	$ 0.05
Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage charter revenues	$ 702,449
Voyage expenses and commission	380,470
Net income (loss)	452
Net (loss) income	$ 452
Basic and diluted earnings per share attributable to the Company (in dollars per share)	$ 0.00